Property and Equipment	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property and Equipment

8. Property and Equipment

(1) Details of property and equipment as of December 31, 2020 and 2019 are as follows:

	December 31, 2020
	Acquisition price		Accumulated depreciation		Book amount
	(In millions of Korean won)
Computer and other equipment	~~W~~	6,074	~~W~~	(4,694)	~~W~~	1,380
Furniture and fixture		2,038		(1,728)		310
Construction in progress		128		—		128
Vehicle		9		(1)		8
Leasehold improvements		1,160		(1,028)		132
Right-of-use assets		11,500		(5,763)		5,737
Total	~~W~~	20,909	W	(13,214)	W	7,695

	December 31, 2019
	Acquisition price		Accumulated depreciation		Book amount
		(In millions of Korean won)
Computer and other equipment	~~W~~	5,671	~~W~~	(4,614)	~~W~~	1,057
Furniture and fixture		1,984		(1,541)		443
Leasehold improvements		1,291		(1,074)		217
Right-of-use assets		8,627		(3,681)		4,946
Total	~~W~~	17,573	~~W~~	(10,910)	~~W~~	6,663

(2) Changes in property and equipment for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020
	Computer and other equipment		Furniture and fixture		Construction in progress		Vehicle		Leasehold improvements		Right-of- use assets		Total
	(In millions of Korean won)
Beginning balance	~~W~~	1,057	~~W~~	443	~~W~~	—	~~W~~	—	~~W~~	217	~~W~~	4,946	~~W~~	6,663
Acquisitions/Capital expenditure		850		81		128		9		3		3,784		4,855
Depreciation		(529)		(213)		—		(1)		(83)		(2,957)		(3,783)
Disposals		(1)		(1)		—		—		(2)		(13)		(17)
Foreign exchange differences		3		—		—		—		(3)		(23)		(23)
Ending balance	~~W~~	1,380	~~W~~	310	~~W~~	128	~~W~~	8	~~W~~	132	~~W~~	5,737	~~W~~	7,695

	2019
	Computer and other equipment		Furniture and fixture		Leasehold improvements		Right-of-use assets		Total
	(In millions of Korean won)
Beginning balance	~~W~~	888	~~W~~	484	~~W~~	126	~~W~~	—	~~W~~	1,498
Recognition of right-of-use assets on initial application of IFRS 16		(199)		—		—		4,453		4,254
Acquisitions		711		211		163		2,637		3,722
Depreciation		(344)		(198)		(71)		(2,135)		(2,748)
Disposals		—		(58)		(2)		(15)		(75)
Foreign exchange differences		1		4		1		6		12
Ending balance	~~W~~	1,057	~~W~~	443	~~W~~	217	~~W~~	4,946	~~W~~	6,663

	2018
	Computer and other equipment		Furniture and fixture		Leasehold improvements		Total
	(In millions of Korean won)
Beginning balance	~~W~~	654	~~W~~	165	~~W~~	127	~~W~~	946
Acquisition		550		472		119		1,141
Depreciation		(297)		(133)		(115)		(545)
Disposal		(32)		(22)		(5)		(59)
Foreign exchange differences		13		2		—		15
Ending balance	~~W~~	888	~~W~~	484	~~W~~	126	~~W~~	1,498

(3) Classification of depreciation expenses in the statements of comprehensive income for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020		2019		2018
	(In millions of Korean won)
Cost of revenues	~~W~~	2,123	~~W~~	1,795	~~W~~	260
Selling, general and administrative expenses		1,424		761		233
Research and development		236		192		52
Total	~~W~~	3,783	~~W~~	2,748	~~W~~	545

(4) As of the end of the reporting period, there are no property and equipment that are pledged as collateral for the Group’s debts.